Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Distributable items
Equity attributable to shareholders based on IFRS as adopted by the EU	€ 11,440	€ 24,282
Non-distributable items:
Share capital	(319)	(321)
Legal reserves	(5,758)	(9,868)
At December 31	€ 5,363	€ 14,093